Property And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 816,112	$ 810,079
Accumulated depreciation	(403,104)	(379,869)
Property and equipment — net	413,008	430,210	$ 399,445
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,992	9,864
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,133	5,896
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	11,998	10,587
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 788,989	$ 783,732